Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Investment Properties
Schedule of fair value measurement of investment property

	Fair Value
Bussines Unit	Thousands of USD		Thousands of Pesos
LAX	Ps.	177,000	Ps.	3,189,225
ORD		40,500		731,199
JFK T1		23,900		431,498
JFK T8		17,600		317,756
	Ps.	259,000	Ps.	4,669,678

Schedule of investment property

Leasehold Improvements	Ps.	837,954
Construction in Progress		976,340
Fair Value under IAS 40		2,855,384
		4,669,678
Right-of-Use Assets under Lease Agreements		8,119,351
Total Investment Properties	Ps.	12,789,029

			Foreign currency
	11/12/2025		translation	Additions	31/12/2025
Leasehold Improvements	Ps.	837,954	(2,465)	8,389	843,878
Construction in Progress		976,340	(2,872)	20,498	993,966
Fair Value under IAS 40		2,855,384	(30,906)		2,824,478
		4,669,678	(36,242)	28,887	4,662,323
Right-of-Use Assets under Lease Agreements		8,119,351	(22,725)		8,096,626
Total Investment Properties	Ps.	12,789,029	58,967	28,887	12,758,949

Schedule of assumptions used to determine the fair value of investment properties

	Minimum	Maximum	Average
Discount rate
Real estate investor survey	6.00%	12.00%	8.08%
National power center	6.00%	10.00%	8.09%
Real estate industry reprt	6.50%	12.00%	8.08%

Real estate industry report
National regional shopping center	7.30%	9.50%	8.60%
National power center	8.00%	9.00%	8.40%
National neighborhood shopping center	7.00%	8.50%	7.80%

	Discount	Investment Horizon
Investment properties	rate	(Years)
LAX	8.75%	12.7
ORD	8.75%	13.7
JFK T1	11.75%	13.11
JFK T8	9.00%	11.1